Financial assets and liabilities at fair value - Assets and liabilities Sensitivity analysis - level 3 (Details) kr in Millions	12 Months Ended
	Dec. 31, 2023 SEK (kr)	Dec. 31, 2022 SEK (kr)	Dec. 31, 2021 SEK (kr)
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity, correlations maximum positive relationship	1
Sensitivity, correlations maximum negative relationship	(1)
Financial liabilities at fair value	kr (330,196)	kr (339,240)
Correlation input
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity, input appreciation, assets	0.12
Sensitivity, input depreciation, assets	0.12
Sensitivity, input appreciation, liabilities	0.12
Sensitivity, input depreciation, liabilities	0.12
Credit spread input
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity, input appreciation, assets	0.10%
Sensitivity, input depreciation, assets	0.10%
Sensitivity, input appreciation, liabilities	0.10%
Sensitivity, input depreciation, liabilities	0.10%
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr (10,550)	(31,052)	kr (34,592)
Level 3 | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	25	155
Level 3 | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	(25)	(155)
Level 3 | Derivatives
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	(2,279)	(4,516)
Level 3 | Derivatives | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	(22)	(47)
Level 3 | Derivatives | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	22	47
Level 3 | Derivatives | Equity risk
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr (997)	kr (2,890)
Level 3 | Derivatives | Equity risk | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12	0.12
Sensitivity impact on total comprehensive income	kr 0	kr (13)
Level 3 | Derivatives | Equity risk | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	(0.12)	(0.12)
Sensitivity impact on total comprehensive income	kr 0	kr 13
Level 3 | Derivatives | Interest rate
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr 0	kr 13
Level 3 | Derivatives | Interest rate | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12	0.12
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Derivatives | Interest rate | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	(0.12)	(0.12)
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Derivatives | Currency risk
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr (1,156)	kr (1,528)
Level 3 | Derivatives | Currency risk | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12	0.12
Sensitivity impact on total comprehensive income	kr (22)	kr (34)
Level 3 | Derivatives | Currency risk | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	(0.12)	(0.12)
Sensitivity impact on total comprehensive income	kr 22	kr 34
Level 3 | Derivatives | Other
Disclosure of significant unobservable inputs used in fair value measurement of assets
Net assets (liabilities)	kr (126)	kr (111)
Level 3 | Derivatives | Other | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12	0.12
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Derivatives | Other | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	(0.12)	(0.12)
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Debt securities issued
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	(8,271)	kr (26,536)
Level 3 | Debt securities issued | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	47	202
Level 3 | Debt securities issued | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Sensitivity impact on total comprehensive income	(47)	(202)
Level 3 | Debt securities issued | Equity risk
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr (3,594)	kr (10,797)
Level 3 | Debt securities issued | Equity risk | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	10	10
Sensitivity impact on total comprehensive income	kr 1	kr 14
Level 3 | Debt securities issued | Equity risk | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	(10)	(10)
Sensitivity impact on total comprehensive income	kr (1)	kr (14)
Level 3 | Debt securities issued | Equity risk | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12	0.12
Sensitivity impact on total comprehensive income	kr 0	kr 13
Level 3 | Debt securities issued | Equity risk | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	(0.12)	(0.12)
Sensitivity impact on total comprehensive income	kr 0	kr (13)
Level 3 | Debt securities issued | Interest rate
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr 0	kr (8,817)
Level 3 | Debt securities issued | Interest rate | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	10	10
Sensitivity impact on total comprehensive income	kr 0	kr 102
Level 3 | Debt securities issued | Interest rate | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	(10)	(10)
Sensitivity impact on total comprehensive income	kr 0	kr (102)
Level 3 | Debt securities issued | Interest rate | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12	0.12
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Debt securities issued | Interest rate | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	(0.12)	(0.12)
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Debt securities issued | Currency risk
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr (4,529)	kr (6,750)
Level 3 | Debt securities issued | Currency risk | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	10	10
Sensitivity impact on total comprehensive income	kr 22	kr 36
Level 3 | Debt securities issued | Currency risk | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	(10)	(10)
Sensitivity impact on total comprehensive income	kr (22)	kr (36)
Level 3 | Debt securities issued | Currency risk | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12	0.12
Sensitivity impact on total comprehensive income	kr 23	kr 36
Level 3 | Debt securities issued | Currency risk | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	(0.12)	(0.12)
Sensitivity impact on total comprehensive income	kr (23)	kr (36)
Level 3 | Debt securities issued | Other
Disclosure of significant unobservable inputs used in fair value measurement of assets
Financial liabilities at fair value	kr (148)	kr (172)
Level 3 | Debt securities issued | Other | Discounted cash flow | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	10	10
Sensitivity impact on total comprehensive income	kr 1	kr 1
Level 3 | Debt securities issued | Other | Discounted cash flow | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Credit spreads liabilities (in basis points)	(10)	(10)
Sensitivity impact on total comprehensive income	kr (1)	kr (1)
Level 3 | Debt securities issued | Other | Option Model | Maximum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	0.12	0.12
Sensitivity impact on total comprehensive income	kr 0
Level 3 | Debt securities issued | Other | Option Model | Minimum
Disclosure of significant unobservable inputs used in fair value measurement of assets
Correlation	(0.12)	(0.12)
Sensitivity impact on total comprehensive income	kr 0